Securities Act Registration No.______________
                                Investment Company Act   No.______________
________________________________________________________________________

                SECURITIES AND EXCHANGE COMMISSION
                      Washington  DC  20546

                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [x]
Pre-Effective Amendment No. ____
Post-Effective Amendment No. ____
                               and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [x]
Amendment No. ____

               HUGHES GROWTH AND INCOME FUND, INC.
        (Exact name of registrant as specified in Charter)

                         741 Cox Road
                         Moorestown NJ  08057
        (Address of Principle Executive Offices and Zip Code)

                         609-234-3903
        (Registrant's Telephone Number including Area Code)

                       Charles J Hughes
                       741 Cox Road
                       Moorestown NJ  08057
             (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Filing.

Calculation of Registration Fee: Registrant is registering an indefinite number of shares of its common stock under the Securities Act of 1933 pursuant to the Investment Company Act Rule 24f-2(a)(1).

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                        HUGHES GROWTH AND INCOME FUND

                           CROSS-REFERENCE SHEET
                         [as required by Rule 495]
<TABLE

Item No. on Form N-1A                    Caption or Subheading in Prospectus
                                         or Statement of Additional Information


PART A - INFORMATION REQUIRED IN PROSPECTUS
-------------------------------------------
1. Cover Page                            Cover Page

2. Synopsis                              General Information;Investment Methods;
                                         Cover Page

3. Condensed Financial Information       *

4. General Desription of Registrant      General Information; Capital Structure

5. Management of the Fund                Management of the Fund; Investment
                                         Adviser

5a.Management's Discussion of Fund       *
   Performance

6. Capital Stock and Other               Capital Structure; Distributions
   Securities

7. Purchase of Securities Being          Purchasing Shares
   Offered

8. Redemption or Repurchase              Redeeming Shares; Determinination of
                                         Net Asset Value

9. Legal Proceedings                     *

PART B. STATEMENT OF ADDITIONAL INFORMATION
---------------------------------------------
10. Cover Page                           Cover Page

11. Table of Contents                    Table of Contents

12. General Information and History      *

13. Investment Objectives and            Investment Policies and
    Policies                             Restrictions

14. Management of the Fund               Investment Adviser; Directors and
                                         Officers

15. Control Persons and Principal        Directors and Officers;
    Holders of Securities                Investment Adviser

16. Investment Advisory and other        Investment Adviser; Custodian;
    Services                             Transfer Agent; Administration

17. Brokerage Allocation                 Portfolio Transactions

18. Capital Stock and Other              Included in Prospectus under
    Securities                           "Capital Structure"

19. Purchase, Redemption and Pricing     Purchasing and Redeeming Shares; (See
    of Securities Being Offered          Prospectus)

20. Tax Status                           Tax Information

21. Underwriters                         *

22. Calculations of Performance Data     Performance Information

23. Financial Statements                 *

* Answer negative or not applicable


                             PART C
Information required to be included in PART C is set forth under the appropriate Item, so numbered, in PART C of the Registration Statement.

-------------------------------------------------------------------------

P R O S P E C T U S                      Dated March ___, 1998

                   HUGHES GROWTH AND INCOME FUND
                         741 Cox Road
                         Moorestown NJ 08057
                         609-234-3903

The Hughes Growth and Income Fund is a no-load, diversified mutual fund. The primary investment objective of the fund is growth of capital. The secondary investment objective is current income.

This Prospectus concisely describes the information which investors should know before investing. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional Information regarding the Fund dated the date of this Prospectus has been filed with the Securities and Exchange Commission and (together with any supplement to it) is incorporated by reference. Copies of the Statement of Additional Information may be obtained at no charge by writing or calling the Fund at its address or telephone number listed above.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
IS A CRIMINAL OFFENSE.
-----------------------------------------------------------------------------
                             TABLE OF CONTENTS

Fund Expenses                           Determination of Net Asset Value
Investment Objective                    Management of the Fund
Investment Methods                      Investment Adviser
Risk Factors                            Distributions
Investment Restrictions                 Federal Income Tax
Purchasing Shares                       Capital Structure
Redeeming Shares                        General Information

                             FUND EXPENSES

                   Shareholder Transaction Expenses:
Sales Load Imposed on Purchases                  None
Sales Load Imposed on Reinvested Dividends       None
Deferred Sales Load                              None
Redemption Fee                                   None

                   Annual Fund Operating Expenses:
                   (as a percentage of net assets)
Management Fees                                  1.0%
12b-1 Fees                                       None
Other Expenses                                   0.5% (after fee waivers)
                                                ------
Total Fund Operating Expenses                    1.5% (after fee waivers)

Example
The following example illustrates the expenses that a shareholder would pay on a $1,000 investment, assuming a 5% annual rate of return and redemption at the end of each time period.

           One Year     Three Years      Five Years
             $15            $48             $84

This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown. Because the Fund has no operating history, "Other Expenses" is based on estimated amounts for the current fiscal year. From time to time, the Adviser may voluntarily waive receipt of its fees and/or assume certain expenses of the Fund which would have the effect of lowering the expense ratio but increasing the yield to investors. The expenses noted above, without reimbursement, would be: "Management Fees" 1.0%, "Other Expenses" 2.0% and "Total Fund Operating Expenses" 3.0%.

                            INVESTMENT OBJECTIVE
The primary investment objective of the Fund is growth of capital. Investments will be made based on management's perception of their potential for capital appreciation. The secondary investment objective is current income. The Fund will seek to achieve these objectives by investing primarily in a diversified portfolio of dividend paying securities. Their can be no assurance that the Fund's objective will be achieved.

                            INVESTMENT METHODS
The Fund will invest at least 65% of total assets in a portfolio of dividend paying securities including common and preferred stocks, foreign stocks, real estate investment trusts, and debt securities.

The Fund invests primarily in companies with a record of earnings and dividends, reasonable return on equity, and sound finances. The Fund may invest in securities that pay no dividends or interest.

The Adviser believes that the Fund's objective can best be met through the purchase of securities that appear to be undervalued in relation to the long-term earning power or asset value of their issuers. Consistent earnings growth is an important factor.

Cash Reserves. To meet liquidity needs or for temporary defensive purposes, the Fund may hold cash in money market securities or may enter into repurchase agreements.

Although the Fund's portfolio will normally be fully invested in securities as described above, a portion of its assets may be invested in equity or futures options or futures contracts.

                               RISK FACTORS
The Fund is not intended to present a balanced investment program. It is not intended to be a vehicle for short term trading, but is intended for investment for the long term. There are market risks inherent in any investment and there can be no assurance the objective of the Fund will be realized nor can there be any assurance against possible loss in the value of the Fund's portfolio.

Common Stocks. Under normal circumstances, the Fund invests primarily in common stocks. Common stock is issued by companies to raise cash for business purposes and represents a proportionate interest in the issuing companies. Therefore, the Fund participates in the success or failure of any company in which it holds stock. The market values of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic or financial market movements. Smaller companies are especially sensitive to these factors and may even become valueless. Despite the risk of price volatility, however, common stocks also offer the greatest potential for gain on investment, compared to other classes of financial assets such as bonds or cash equivalents.

Preferred Stock. The Fund may purchase preferred stock. Preferred stock pays dividends at a specified rate and generally has preference over common stock in the payments of dividends and the liquidation of the issuer's assets but is junior to the debt securities of the issuer in those same respects. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.

Foreign Securities. The Fund may invest in securities of foreign issuers which are publicly traded on U.S. exchanges either directly or in the form of American Depository Receipts (ADRs). The Fund will only invest in ADRs that are issuer sponsored. Sponsored ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Investments in foreign securities involve greater risks compared to domestic investments. Foreign companies are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about issuers than is available in the reports and ratings published about companies in the U.S. Additionally, foreign companies are not subject to uniform accounting, auditing and financial reporting standards. Dividends and interest on foreign securities may be subject to foreign withholding taxes. Such taxes may reduce the net return to shareholders. Although the Fund intends to invest in securities of foreign issuers domiciled in nations which the Adviser considers as having stable and friendly goverments, there is the possibility of expropriation, confiscation, taxation, currency blockage or political or social instability which could affect investments of foreign issuers domiciled in such nations.

Real Estate Investment Trusts. The Fund may invest in real estate investment trusts (REITs). Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REITs taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its distribution to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as a return of capital.

Money Market. The Fund may invest in securities issued by other investment companies that invest in short-term debt securities (i.e., money market fund). As a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company's advisory fees and other expenses. Such fees and expenses will be borne indirectly by the Fund's shareholders. Money market funds invest primarily in securities that have interest rates that are adjusted periodically. The funds seek to maintain a share price of $1.00 per share but there is no guarantee that the share price can be maintained at $1.00.

Debt Securities. The Fund may invest in corporate or U.S. goverment debt securities including zero coupon bonds.
Corporate debt securities may be convertible into preferred or common equity. In selecting corporate debt securities for the Fund, the Adviser reviews and monitors the creditworthiness of each issuer and issue.
U.S. government securities include direct obligations of the U.S. Treasury and obligations issued by U.S. government agencies and instumentalities. Neither the U.S. Government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue. Therefore, the market value of such securities can be expected to fluctuate in response to interest rates.

The prices of both corporate and U.S. government debt securities fluctuate in response to perceptions of the issuer's creditworthiness and also tend to vary inversely with market interest rates. The value of such securities is likely to decline in times of rising interest rates. Conversely, when rates fall, the value of these investments is likely to rise. The longer the time to maturity the greater are such variations.
Zero coupon bonds do not provide for cash interest payments but instead are issued at a discount from face value. Each year, a holder of such bonds must accrue a portion of the discount as income. Because issuers of zero coupon bonds do not make periodic interest payments, their prices can be very volatile when market interest rates change.

Repurchase Agreements. Repurchase agreements are agreements under which the seller of a security agrees at the time of sale to repurchase it at an agreed time and price. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying securities and losses, including:(a) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income or proceeds and lack of access to income and proceeds during this period; and (c) expenses of enforcing its rights.

Futures and Options Transactions. The Fund may invest in futures and options transactions, including puts and calls. Such investments derive their value from the value of the underlying security or index. Such investments involve risks that are different from those presented by investing directly in the securities themselves. While utilization of options and futures contracts may be advantageous to the Fund, if the adviser is not successful in employing such instruments in managing the Fund's investments, the Fund's performance will be worse than if the Fund did not make such investments.

The Fund will not enter into any futures or options contracts if the sum of the initial margin deposits would exceed 10% of the Fund's total assets.

Illiquid Securities. The Fund may invest in securities for which there is not an active trading market, or which have resale restrictions. These types of securities generally offer a higher return than more readily marketable securities, but carry the risk that the Fund may not be able to dispose of them at an advantageous time or price.

                           INVESTMENT RESTRICTIONS
The Fund will not:

1. To the extent of 75% of its assets (valued at time of investment), invest more than 5% of the Fund's total net assets (valued at time of investment) in the securities of any one issuer (excluding U.S. Government securities);
2. Acquire securities of any one issuer that at time of investment (a) represent more than 10% of the voting securities of the issuer or (b) have a value greater than 10% of the value of the outstanding securities of the issuer;
3. Invest more than 5% of its assets (valued at time of investment) in securities that are not readily marketable;
4. Invest more than 25% of the Funds total assets in companies of any one industry.

These restrictions cannot be changed without the approval of the holders of a "majority of the outstanding voting securities" as defined in the Investment Company Act. All of the Fund's investment restrictions are set forth in the Statement of Additional Information.

Borrowing. As a matter of fundamental policy, the Fund may not borrow money, except as permitted under Federal law. Further, as a matter of non-fundamental policy, the Fund may not borrow money in an amount greater than 5% of total assets, except for temporary or emergency purposes.

Lending. As a matter of fundamental policy, the Fund may not make loans except through the purchase of debt securities or entering into repurchase agreements.

                             PURCHASING SHARES
To purchase shares of the Fund an investor should complete and sign a New Account Purchase Application and mail it, together with a check for the total purchase price, to Hughes Growth and Income Fund, 741 Cox Road, Moorestown, NJ 08057. The purchase price is the net asset value per share as described under "Determination of Net Asset Value". Checks are accepted subject to collection at full face value in United States currency.If shares of the Fund are purchased with a check that does not clear, the purchase will be cancelled and the purchaser will be subject to any losses or fees incurred in the transaction.
If shares are purchased by check and redeemed by letter within seven business days of purchase the Fund may hold redemption proceeds until the purchase check has cleared, which may take up to ten business days.

Each investment in shares of the Fund, including dividends and capital gains distributions reinvested in Fund shares, is acknowledged by a statement showing the number of shares purchased, the net asset value at which shares are purchased, and the new balance of Fund shares owned. The Fund does not issue stock certificates for the shares purchased. All full and fractional shares will be carried on the books of the Fund without the issuance of certificates.

Shares of the Fund are purchased at the net asset value next computed after the receipt and acceptance of the purchase order, as described under "Determination of Net Asset Value." There are no sales commissions or underwriting discounts. The minimum initial investment is $2,000, except for Individual Retirement Accounts (IRAs) where the minimum is $1,000. Minimum subsequent purchases in all cases are $1,000, excluding reinvestments of dividends and capital gains distributions.

All applications to purchase capital stock are subject to acceptance or rejection by authorized officers of the Fund and are not binding until accepted. The Fund reserves the right not to accept purchase orders under circumstances or in amounts considered disadvantageous to existing shareholders.

                              REDEEMING SHARES
Upon receipt by the Fund of a redemption request in proper form, shares of the Fund will be redeemed at their next determined net asset value. Redemption requests must be in writing and delivered to the Fund at 741 Cox Road, Moorestown, N.J. 08057. The redemption request must:
1. Specify the number of shares or dollar amount to be redeemed, if less than all shares are to be redeemed;
2. Be signed by all owners exactly as their names appear on the account;
3. Include a signature guarantee from any "eligible guarantor institution" as defined by the rules under the Securities Exchange Act of 1934. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. A notary public is not an eligible guarantor.
Further documentation, such as copies of corporate resolutions and instruments of authority may be requested from corporations, administrators, executors, personal representatives, trustees, or custodians to evidence the authority of the person or entity making the redemption request.

The redemption price per share is net asset value determined as described under "Determination of Net Asset Value." There is no redemption charge.The redemption value of the shares may be more or less than the cost, depending upon the value of the Fund's portfolio securities at the time of redemption. If the net asset value of the shares in an account is less than $1,000 as a result of previous redemptions and not market price declines, the Fund may notify the registered holder that unless the account value is increased to at least the minimum within 60 days the Fund will redeem all shares in the account and pay the redemption price to the registered holder.

Payment for shares redeemed is made within seven days after receipt by the Fund of a request for redemption in good order. The Fund reserves the right to suspend or postpone redemptions during any period when (a) trading on any of the major U.S. stock exchanges is restricted, as determined by the Securities and Exchange Commission, or that the major exchanges are closed for other than customary weekend and holiday closings, (b) the Commission has by order permitted such suspension, or (c) an emergency, as determined by the Commission, exists making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

                        DETERMINATION OF NET ASSET VALUE
For purposes of computing the net asset value of a share of the Fund, securities traded on security exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales price at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations. Securities for which quotations are not available and any other assets are valued at a fair value as determined in good faith by the board of directors. The price per share for a purchase order or redemption request is the net asset value next determined after receipt of the order.

The net asset value of a share of the Fund is determined as of the close of regular session trading on the New York Stock Exchange, currently 4:00 PM New York City time, on any day on which that exchange is open for trading, by dividing the market value of the Fund's assets, less its liabilities, by the number of shares outstanding, and rounding the result to the nearest full cent.

                          MANAGEMENT OF THE FUND
The board of directors has overall resposibility for the conduct of the Fund's affairs. The day-to-day operations of the Fund are managed by the Fund's President subject to the bylaws of the Fund and review by the Board of Directors. The Board of Directors are elected by the shareholders. Information relating to the directors and officers of the Fund is provided in the "Statement of Additional Information."

                            INVESTMENT ADVISER
The Fund has entered into an Investment Advisory Contract (the "Contract") with Hughes Investment Advisors LLC, (the "Adviser"), 741 Cox Road, Moorestown NJ 08057. Charles J Hughes is the president of the Adviser and is responsible for all its investment decisions, including the day-to-day management of the portfolio. Mr. Hughes also serves as the President and as a Director of the Fund. The Adviser manages the investment of the assets of the Fund in accordance with the Fund's investment objective, policies, and restrictions. The Adviser is a newly formed company. Mr. Hughes does not have any previous experience in providing investment management services to any registered investment company.

The Adviser receives from the Fund, as compensation for its services, a fee, accrued daily and payable monthly, at an annual rate of 1.00% of the Fund's net assets. The Adviser has obligated itself to reimburse the Fund to the extent the Fund's total annual expenses, excluding taxes, interest and extraordinary litigation expenses, during any of its fiscal years, exceed 1.5% of its average daily net asset value in such year.

Under the Contract, the Adviser furnishes at its own expense office space to the Fund and all necessary office facilities, equipment, and personnel for managing the assets of the Fund. The Adviser also pays all expenses of marketing shares of the Fund, placement of securities orders and related bookkeeping.

The Fund pays all expenses incident to its operations and business not specifically assumed by the Adviser, including expenses relating to custodial, legal, and auditing charges; printing and mailing of reports and prospectuses to existing shareholders; taxes and corporate fees; maintaining registration of the Fund under the Investment Company Act and registration of its shares under the Securities Act of 1933; and qualifying and maintaining qualification of its shares under the securities laws of certain states.

                                 DISTRIBUTIONS
The Fund intends to distribute to shareholders substantially all net investment income and any net capital gains realized from sales of the Fund's portfolio securities. Dividends from net investment income and distributions from any net realized capital gains are reinvested in additional shares of the Fund unless the shareholder has requested in writing to have them paid by check.

                              FEDERAL INCOME TAX
The Fund intends to qualify to be taxed as a regulated investment company under the Internal Revenue Code so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders. Dividends from investment income and net short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are taxable as long-term capital gains regardless of the length of time shares in the Fund have been held. Distributions are taxable, whether received in cash or reinvested in shares of the Fund.

Each shareholder is advised annually of the source of distributions for federal income tax purposes. A shareholder who is not subject to federal income tax will not be required to pay tax on distributions received.

If shares are purchased shortly before a record date for a distribution, the shareholder will, in effect, receive a return of a portion of his investment, but the distribution will be taxable to him even if the net asset value of the shares is reduced below the shareholder's cost. However, for federal income tax purposes the original cost would continue as the tax basis.

If a shareholder fails to furnish his social security or other tax identification number or to certify properly that it is correct, the Fund may be required to withhold federal income tax at the rate of 31% (backup witholding) from dividend, capital gain and redemption payments to him. Dividend and capital gain payments may also be subject to backup witholding if the shareholder fails to certify properly that he is not subject to backup witholding due to the under-reporting of certain income.

The Fund expects that its annual portfolio turnover rate will not exceed 50% under normal conditions. However, there can be no assurance that the Fund will not exceed this rate, and the portfolio turnover rate may vary from year to year. High portfolio turnover in any year will result in the payment by shareholders of above-average amounts of taxes on realized investment gains. Distributions to shareholders of such investment gains, to the extent they consist of short-term capital gains, will be considered ordinary income for federal income tax purposes.

                             CAPITAL STRUCTURE
The Fund was incorporated in Maryland on December 15, 1997. The Fund's Articles of Incorporation permit the Board of Directors to issue 100,000,000 shares of common stock. The Board of Directors has the power to designate one or more classes ("series") of shares of common stock and to classify or reclassify any unissued shares with respect to such series. Currently the shares of the Fund are the only class of shares being offered by the Fund. Shareholders are entitled: (i) to one vote per full share; (ii) to such distributions as may be declared by the Fund's Board of Directors out of funds legally available; and
(iii) upon liquidation, to participate ratably in the assets available for distribution. There are no conversion or sinking fund provisions applicable to the shares, and the holders have no preemptive rights and may not cumulate their votes in the election of directors. The shares are redeemable and are transferable. All shares issued and sold by the Fund will be fully paid and nonassessable.

                            GENERAL INFORMATION
The Fund will not issue stock certificates evidencing shares. Instead the shareholder's account will be credited with the number of shares purchased, relieving shareholders of responsibility for safekeeping of certificates and the need to deliver them upon redemption. Written confirmations are issued for all purchases of shares. The Fund acts as transfer agent and dividend disbursing agent.

Shareholders will be provided at least semi-annually with a report showing the Fund's portfolio and other information and annually after the close of the Fund's fiscal year, which ends December 31, with an annual report containing audited financial statements.

The Fund may provide information about its total return and average annual total return in letters to shareholders or in sales materials. Total return is the percentage change in value during a specified period of an investment in the Fund. Average annual return is the average annual compounded rate of change in value represented by the total return for the period. Performance quotations for any period when an expense limitation is in effect will be greater than if the limitation had not been in effect.

All performance data will be based on the Fund's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio, and the Fund's operating expenses. Investment performance also reflects the risks associated with the Fund's investment objective and policies. These factors should be considered when comparing the Fund's investment results to those of other funds and other investment vehicles.

According to the law of Maryland, under which the Fund is incorporated, and the Fund's bylaws, the Fund is not required to hold an annual meeting of shareholders unless required to do so under the Investment Company Act. Inquiries regarding the Fund should be directed to the Fund at its address or telephone number shown on the front cover.

The Fund will call a meeting of shareholders for the purpose of voting upon the question and removal of a director or directors when requested in writing to do so by record holders of at least 10% of the Fund's outstanding common shares, and in connection with such meeting will comply with the provisions of section 16(c) of the Investment Company Act concerning assistance with a record shareholder communication asking other record shareholders to join in that request.


                       HUGHES GROWTH AND INCOME FUND INC.
                              (a no-load Fund)

Investment Adviser:
    Hughes Investment Advisors LLC
    741 Cox Road
    Moorestown NJ  08057

Custodian:
    CoreStates Bank, N.A.
    1345 Chestnut Street
    Philadelphia PA 19101

Transfer and Dividend Disbursing Agent:
    Hughes Investment Advisors LLC
    741 Cox Road
    Moorestown NJ  08057

Independent Auditors:
    DeAngelis and Higgins LLC
    39 North Main Street
    Cranbury NJ  08512

Board Of Directors:
    Charles J Hughes
    Frank G Solecki
    Neal K Smith



                 STATEMENT OF ADDITIONAL INFORMATION          March __, 1998


                   HUGHES GROWTH AND INCOME FUND
                         741 Cox Road
                         Moorestown NJ  08057

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of Hughes Growth and Income Fund, Inc., dated March __, 1998. Requests for copies of the Prospectus should be made by writing to Hughes Growth and Income Fund, 741 Cox Road, Moorestown NJ 08057 or by calling 609-234-3903.

                            TABLE OF CONTENTS
Investment Policies and Restrictions      Custodian
Investment Adviser                        Transfer Agent
Directors and Officers                    Administration
Performance Information                   Independent Accountants
Purchasing and Redeeming Shares           Independent Auditors Report *
Tax Information                           Financial Statements *
Portfolio Transactions

* to be filed by amendment

                     INVESTMENT POLICIES AND RESTRICTIONS
The Fund's investment objective is stated in the prospectus. The manner in which the Fund pursues its investment objective is discussed in the prospectus under the captions "Investment Methods" and "Risk Factors." The complete list of investment restrictions are listed below.

The Fund will not:

1. To the extent 75% of its assets (valued at time of investment), invest more than 5% of its assets (valued at such time) in securities of any one issuer, except in obligations of the United States Government and its agencies and instrumentalities;

2. Acquire securities of any one issuer that at the time of investment
   (a) represent more than 10% of the voting securities of the issuer or
   (b) have a value greater than 10% of the value of the outstanding securities of the issuer;

3. Invest more than 25% of its assets (valued at time of investment) in securities of companies in any one industry;

4. Borrow money except from banks for temporary or emergency purposes in amounts not exceeding 10% of the value of the Fund's assets at the time of borrowing (the Fund will not purchase additional securities when its borrowings exceed 5% of the value of its assets);

5. Underwrite the distribution of securities of other issuers, or acquire "restricted" securities that, in the event of a resale, might be required to be registered under the Securities Act of 1933 on the ground that the Fund could be regarded as an underwriter as defined by that Act with respect to such resale;

6. Make margin purchases or short sales of securities;

7. Invest in companies for the purpose of management or the exercise of control;

8. Lend money (but this restriction shall not prevent the Fund from investing in debt securities or repurchase agreements, subject to the 5% limitation stated in restriction 4 above) and will not lend its portfolio securities.

9. Acquire or retain any security issued by a company, an officer or director of which is an officer or director of the Fund or an officer, director or other affiliated person of its investment adviser.

10.Invest in oil, gas or other mineral exploration or development programs, although it may invest in marketable securities of companies engaged in oil, gas or mineral exploration;

11.Purchase or sell real estate or real estate loans or real estate limited partnerships, although it may invest in marketable securities of companies that invest in real estate or interests in real estate.

Restrictions 1 through 11 listed above are fundamental policies, and may be changed only with the approval of a "majority of the outstanding voting securities" as defined in the Investment Company Act.

The Fund has also adopted the following restrictions that may be changed by the Board of Directors without shareholder approval:

a. Invest more than 5% of its assets (valued at time of investment) in securities of issuers with less than three years' operation (including predecessors);
b. Invest more than 5% of its assets (valued at time of investment) in securities that are not readily marketable;
c. Acquire securities of other investment companies except (a) by purchase in the open market, where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission and (b) where acquisition results from a dividend or merger, consolidation or other reorganization (in addition to this investment restriction, the Investment Company Act of 1940 provides that the Fund may neither purchase more than 3% of the voting securities of any one investment company nor invest more than 10% of the Funds assets (valued at time of investment) in all investment company securities purchased by the Fund);
d. Pledge, mortgage or hypothecate its assets, except for temporary or emergency purposes and then to an extent not greater than 10% of its total assets at cost;
e. Invest more than 10% of the Fund's assets (valued at time of investment) in initial margin deposits of options or futures contracts;
f. Invest more than 5% of its net assets (valued at time of investment) in warrants;

                               INVESTMENT ADVISER
Information on the Fund's investment adviser, Hughes Investment Advisors LLC, is set forth in the prospectus under "Investment Adviser," and is incorporated herein by reference.

The adviser is a New Jersey Limited Liability Company. Charles J Hughes is the President with a 70% interest in the company and his three minor children are members of the company with a 30% interest. Mr. Hughes does not have any previous experience in providing investment management services to any registered investment company.

The Advisory Agreement provides that the adviser shall not be liable for any loss suffered by the Fund or its shareholders as a consequence of any act or omission in connection with services under the Agreement, except by reason of the adviser's willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Advisory Agreement.

The Advisory Agreement expires on June 30, 1999, but may be continued from year to year only so long as the continuance is approved annually (a) by the vote of a majority of the Directors of the Fund who are not "interested persons" of the Fund or the adviser cast in person at a meeting called for the purpose of voting on such approval, and (b) by the Board of Directors or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund. The Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

                             DIRECTORS AND OFFICERS
The board of directors has overall responsibility for conduct of the Fund's affairs. The day-to-day operations of the Fund are managed by the Fund's president subject to the bylaws of the Fund and review by the Board of Directors. The directors of the Fund, including those directors who are also officers are listed below:

Name, Age, Address, Position                    Principal Occupation For the
with Fund                                       Last Five Years

Charles J Hughes   Age 47 *                     Fund Adviser
741 Cox Road                                    President Hughes Trading LLC
Moorestown NJ 08057                             Pilot for American Airlines
President, Treasurer & Director                 BA Degree LaSalle University

Frank G Solecki    Age 52                       Director of Manufacturing PCD
48 Cove Road                                    Division of FMC Corporation
Moorestown NJ 08057                             BS Degree PennState University
Secretary and Director

Neal K Smith       Age 46                       Sales Engineer for Del-Val
144 Knotty Oak Dr.                              Equipment,Inc.
Mount Laurel NJ 08054                           BS Degree Grove City College
Director

* Indicates an "interested person" as defined in the Investment Company Act of 1940.

The Corporation was organized on December 15, 1997. The table below sets forth the compensation anticipated to be paid by the Corporation to each of the directors of the Corporation during the fiscal year ending December 31, 1998.

Name of Director   Compensation   Pension     Annual     Total Compensation
                   from Corp.     Benefits    Benefits   Paid to Director

Charles J Hughes       0             0           0             0
Frank G Solecki       $500           0           0            $500
Neal K Smith          $500           0           0            $500

Charles J Hughes intends to purchase 10,000 shares of Fund prior to the effective date of the Fund's registration and will initially control the Fund.

The Fund will call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors when requested in writing to do so by record holders of at least 10% of the Fund's outstanding common shares. The Corporation's bylaws contain procedures for the removal of directors by its stockholders. At any meeting of stockholders, duly called and at which a quorum is present, the stockholders may by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of the removed directors.

                           PERFORMANCE INFORMATION
From time to time the Fund may quote total return figures. "Total Return" for a period is the percentage change in value during the period of an investment in Fund shares, including the value of shares acquired through reinvestment of all dividends and capital gains distributions. "Average Annual Total Return" is the average annual compounded rate of change in value represented by the Total Return Percentage for the period.
                                                           n
Average Annual Total Return is computed as follows:  P(1+T)   = ERV

Where: P = amount of initial investment in Fund shares
       T = average annual total return
       n = number of years
     ERV = ending redeemable value of shares at the end of the period

The Fund imposes no sales charge and pays no distribution expenses. Income taxes are not taken into account. The Fund's performance is a function of conditions in the securities markets, portfolio management, and operating expenses. Although information such as that shown above is useful in reviewing the Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

In sales literature, the Fund's performance may be compared with that of market indices and other mutual funds. In addition to the above computations, the Fund might use comparative performance as computed in a ranking determined by Lipper Analytical Services, Morningstar, Inc., or that of another service.

                         PURCHASING AND REDEEMING SHARES
Purchases and redemptions are discussed in the Fund's prospectus under the headings "Purchasing Shares" and "Redeeming Shares." All of that information is incorporated herein by reference.

Redemptions will be made at net asset value. See "Determination of Net Asset Value" in the prospectus, which information is incorporated herein by reference. The Fund's net asset value is determined on days on which the New York Stock Exchange is open for trading.

The Fund has elected to be governed by rule 18f-1 under the Investment Company Act pursuant to which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90 day period for any one sharholder. Redemptions in excess of the above amounts will normally be paid in cash, but may be paid wholly or partly by a distribution in kind of securities.

                              TAX INFORMATION
See "Federal Income Tax" in the prospectus. All that information is incorporated herein by reference.

                             PORTFOLIO TRANSACTIONS
The Fund will generally purchase and sell securities without regard to the length of time the security has been held. Accordingly, it can be expected that the rate of portfolio turnover may be substantial. Since investment decisions are based on the anticipated contribution of a security to the Fund's investment objective, the rate of portfolio turnover is not a factor when the Adviser believes a change is in order to achieve those objectives.
The Fund expects that its annual portfolio turnover rate will not exceed 50% under normal conditions. However, there can be no assurance that the Fund will not exceed this rate,and the portfolio turnover rate may vary from year to year.

High portfolio turnover in any year will result in the payment by the Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains. Distributions to shareholders of such investment gains, to the extent they consist of short-term capital gains, will be considered ordinary income for federal income tax purposes.

Decisions to buy and sell securities for the Fund are made by the Adviser subject to review by the Corporation's Board of Directors. In placing purchase and sale orders for portfolio securities for the Fund, it is the policy of the Adviser to seek the best execution of orders at the most favorable price. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in the best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Adviser's evaluation of the broker's efficiency in executing and clearing transactions. Over-the-counter securities are generally purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price. In some instances, the Adviser feels that better prices are available from non-principal market makers who are paid commissions directly.

                                CUSTODIAN
CoreStates Bank, 1345 Chestnut Street, Philadelphia PA 19101, acts as custodian for the Fund. As such, CoreStates Bank holds all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by officers of the Fund. CoreStates does not exercise any supervisory function over management of the Fund, the purchase and sale of securities or the payment of distributions to shareholders.

                              TRANSFER AGENT
Hughes Investment Advisors LLC, the Adviser to the Fund, also acts as transfer, dividend disbursing, and shareholder servicing agent for the Fund pursuant to a written agreement with the Fund. Under the agreement, Hughes Investment Advisors is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

For the services to be rendered as transfer agent, The Fund shall pay Hughes Investment Advisors a fee, paid monthly, based on the average net assets of the Fund, as determined by valuations made as of the close of each business day of the month. The transfer agent fee shall be 1/12 of 0.1% (one tenth of one percent per annum) of such average net assets up to and including $30,000,000, and 1/12 of 0.05% (0.05% per annum) of such average net assets of the Fund in excess of $30,000,000.

Hughes Investment Advisors has agreed not to charge the Fund fees related to transfer agent services until June 30, 1999. After this date, the board of directors of the Fund will determine if Hughes Investment Advisors may charge the Fund transfer agent fees.

                              ADMINISTRATION
Hughes Investment Advisors LLC, the Adviser to the Fund, also acts as Administrator to the Fund pursuant to a written agreement with the Fund. The Administrator supervises all aspects of the operations of the Fund except those performed by the Fund's investment adviser under the Fund's investment advisory agreement. The Administrator is responsible for:

(a)  calculating the Fund's net asset value
(b) preparing and maintaining the books and accounts specified in Rule 31a-1 and 31a-2 of the Investment Company Act of 1940
(c) preparing financial statements contained in reports to stockholders of the Fund
(d)  preparing the Fund's federal and state tax returns
(e)  preparing reports and filings with the Securities and Exchange Commission
(f)  preparing filings with state Blue Sky authorities
(g)  maintaining the Fund's financial accounts and records

For the services to be rendered as Administrator, The Fund shall pay Hughes Investment Advisors a fee, paid monthly, based on the average net assets of the Fund, as determined by valuations made as of the close of each business day of the month. The Administration fee shall be 1/12 of 0.1% (one tenth of one percent per annum) of such average net assets up to and including $30,000,000, and 1/12 of 0.05% (0.05% per annum) of such average net assets of the Fund in excess of $30,000,000.

Hughes Investment Advisors has agreed not to charge the Fund fees related to Administration services until June 30, 1999. After this date, the board of directors of the Fund will determine if Hughes Investment Advisors may charge the Fund Administration fees.

                          INDEPENDENT ACCOUNTANTS
DeAngelis & Higgins LLC, 39 North Main Street, Cranbury NJ 08512 has been selected as the independent accountants for the Fund. As such DeAngelis & Higgins LLC performs audits of the Fund's financial statements.


                                PART C
                          OTHER INFORMATION

Item 24  Financial Statements and Exhibits

(a)  Financial Statements included in Part B
     Independent Auditors Report *
     Statement of Assets and Liabilities *

(b) Exhibits
    1.  Articles of Incorporation         10.  Opinion of Counsel *
    2.  Bylaws of Registrant              11.  Consent of Independent Auditors *
    3.  None                              12.  None
    4.  None                              13.  Subscription Agreement
    5.  Investment Advisory Agreement     13.1 New Account Application
    6.  None                              14.  Individual Retirement Account
    7.  None                                   Custodial Agreement
    8.  Custodian Agreement               15.  None
    9.  Transfer Agent Agreement          16.  None
    9.1 Administration Agreement          27.  Financial Data Schedule *

* to be filed by amendment

Item 25  Persons Controlled by or under Common Control with Registrant.
No person is directly or indirectly controlled by, or under common control with the Registrant.

Item 26 Number of Holders of Securities.
As of the date of filing of this registration statement there were no record holders of capital stock of registrant.

Item 27 Indemnification.
Section 2-418 of the General Corporation Law of Maryland authorizes the registrant to indemnify its directors and officers under specified cicumstances.
Section 7 of Article VII of the bylaws of the registrant (exhibit 2 to the registration statement, which is incorporated herein by reference) provides in effect that the registrant shall provide certain indemnification to its directors and officers. In accordance with section 17(h) of the Investment Company Act, this provision of the bylaws shall not protect any person against any liability to the registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Item 28 Business and Other Connections of Investment Adviser.
The Adviser has been a pilot with American Airlines since 1988. He is also the president of Hughes Trading LLC a company that markets financial software.

Item 29 Principal Underwriters.
Registrant has no principal underwriters.

Item 30 Location of Accounts and Records.
Hughes Investment Advisors LLC
741 Cox Road
Moorestown NJ 08057

Item 31 Management Services.
None

Item 32 Undertakings.
The Registrant will file a post effective amendment containing financial statements which need not be certified, within four to six months from the effective date of this registration statement.

                                SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Moorestown and State of New Jersey on the 11th day of February, 1998.

                      Hughes Growth and Income Fund, Inc.
                               (Registrant)

                      By: /s/ Charles J Hughes, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name                       Title                          Date
/s/ Charles J Hughes     President, Treasurer          February 11, 1998
                         Director

/s/ Frank G Solecki      Secretary, Director           February 11, 1998

/s/ Neal K Smith         Director                      February 11, 1998

                              EXHIBIT INDEX

Exhibit No.      Exhibit

EX-99.B1         Registrant's Articles of Incorporation
EX-99.B2         Registrant's Bylaws
EX-99.B3         None
EX-99.B4         None
EX-99.B5         Investment Advisory Agreement with Hughes Investment Advisors
EX-99.B6         None
EX-99.B7         None
EX-99.B8         Custodian Agreement with CoreStates Bank
EX-99.B9         Transfer Agent Agreement
EX-99.B9.1       Administration Agreement
EX-99.B10        Opinion of Counsel *
EX-99.B11        Consent of Independent Auditors *
Ex-99.B12        None
EX-99.B13        Subscription Agreement
EX-99.B13.1      New Account Application
EX-99.B14        Individual Retirement Account Custodial Agreement
EX-99.B15        None
EX-99.B16        None
EX-27            Financial Data Schedule *

* To be filed by amendment.